COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
13.	COMMITMENTS AND CONTINGENT LIABILITIES

(1)          Operating lease commitments

The Group leases certain buildings and apartments under non-cancelable lease arrangements.  These operating leases expire in various years through 2022. Total lease expense for the year 2011 is RMB 3.8 million.  These leases may be renewed for periods ranging from one to two years.

Future minimum payments under non-cancelable operating leases with initial terms of one year or more consisted of the following at December 31, 2011:

	(In thousands)
	US$$	RMB
2012	283	1,828
2013	203	1,312
2014	55	358
2015	55	358
2016	55	358
2017 after	345	2,229
Total minimum lease payments	996	6,443

(2)          Capital commitments

As of December 31, 2011, the Group has commitments of RMB 19.2 million for the purchase of new machinery and construction project.

(3)          Employment contracts

The Group’s employees in the PRC include engineers, technicians, management administrative personnel, marketing and sales personnel, and factory personnel while employees in U.S. include management, administration and marketing personnel. All of the employees except U.S. employees are contract employees and have entered into renewable employment contracts with the Group’s applicable entities.  Terms of the employment agreements with management, engineers, sales persons and technicians range from two to five years and terms of the employment agreements with support personnel range from six months to one year.

Future minimum payments to employees under employment contracts consisted of the following at December 31, 2011:

US$	RMB
	(In thousands)
2012	6,089	38,369
2013	4,940	31,126
2014	3,488	21,979
2015	1,910	12,033
2016 after	9,828	61,926
Total minimum employment contract payments	26,255	165,433

   (4)           Licensee agreement

The Group is engaged in a licensee agreement with a third party that designs certain line reactors. This agreement provides us the exclusive right to manufacture, assemble, sell, and maintain the licensed products.  Licensee expense was RMB 1.2 million, RMB 0.5 million and RMB 3.4 million for the years ended December 31, 2011, 2010, and 2009, respectively. These amounts were recorded in the selling and administrative expense.